Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure Of Detailed Information About Accounts Payable And Accrued Liabilities [Abstract]
Summary of Accounts Payable and Accrued Liabilities

As at	March 31,
	2021	2020
	$	$
Trade accounts payable	15,196	14,972
Accrued liabilities	12,478	13,998
Accrued compensation	21,098	18,411
Consumption taxes payable	2,662	2,241
Performance obligations in customer contracts	137	219
Provision	—	486
	51,571	50,327

Summary of Provision	The following table summarizes the provision recorded by the Group:

As at	March 31,
	2021	2020
	$	$
Beginning balance	486	154
Paid or otherwise settled	(486)	—
Additional provision	—	332
Ending balance	—	486